Equity (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Proposed Distribution of Profit	The Company’s Board of Directors will submit the following proposed distribution of 2019 profit for approval at the Shareholders’ Meeting:

Millions of euros
Other reserves	5,740
Total	5,740

Schedule of Subordinated Securities
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized un advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2018	Tender Offer	Amount repurchased	Redemption	12/31/2019
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	—	—	—	—	500
03/14/2019	4.375%	from 03/14/23 rate SWAP + spread incremental	2025	—	—	—	—	1,300
03/22/2018	3%	from 12/04/23 rate SWAP + spread incremental	2023	1,250	—	—	—	1,250
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000	—	—	—	1,000
12/07/2017	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	1,000	—	—	—	1,000
09/15/2016	3.750%	from 03/15/22 rate SWAP + spread incremental	2022	1,000	—	—	—	1,000
03/30/2015(*)	8.50%	from 03/30/20 rate SWAP + spread incremental	2020	452	—	—	—	452
12/04/2014	4.20%	from 12/04/19 rate SWAP + spread incremental	2019	705	705	(587)	(118)	—
03/31/2014	5%	3/31/2020	2020	592	592	(348)	—	244
	5.875%	3/31/2024	2024	1,000	—	—	—	1,000
11/26/2013(**)	6.75%	from 11/26/20 rate SWAP + spread incremental	2020	205	—	—	—	205
09/18/2013	7.625%	from 09/18/21 rate SWAP + spread incremental	2021	292	—	—	—	292
				7,496				8,243
(*) Issued by Colombia Telecomunicaciones, S.A. ESP (500 million U.S. dollars).
(**) Security Issued in pounds sterling for a live nominal amount of 172 million pounds sterling.

Schedule of Breakdown of Accumulated Contribution of Translation Differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2019	2018	2017
Brazilian real	(10,910)	(10,603)	(8,710)
Pound sterling	(2,868)	(3,266)	(3,223)
Other currencies	(810)	(882)	(3,921)
Total Group	(14,588)	(14,751)	(15,854)

Schedule of Impact of Adoption of New IFRS Guidance
The modifications introduced by IFRS 16 have had a significant impact on the group's financial statements since the date of adoption, as shown below:

Millions of euros	Impact of the first application
Opening balance of rights of use at January 1, 2019 (Note 9)	7,870
Impact of IFRS 16 on rights of use of companies held for sale at December 31, 2018 (1)	155
Reclassification of property, plant and equipment deriving from finance leases under IAS 17 (Note 8)	(249)
Reclassification of advance payments of lease contracts in force at December 31, 2018	(178)
Accounts receivable for subleases	18
Impact of IFRS 16 on assets at transition date	7,616

Opening balance of lease liabilities at January 1, 2019 (Note 20)	7,705
Impact of IFRS 16 on lease liabilities of companies held for sale at December 31, 2018 (1)	152
Reclassification of finance lease liabilities under IAS 17 at December 31, 2018	(201)
Reclassification of other liabilities at December 31, 2018	(56)
Impact of IFRS 16 on liabilities at transition date	7,600

Impact of IFRS 16 on equity at transition date (Note 17)	16
(1) Antares, Telefónica Móviles Guatemala and Telefónica Móviles El Salvador (see Note 30)
The table below shows the reconciliation between the operating lease obligations as reported in the consolidated financial statements of 2018 and the opening balance of lease liabilities under IFRS 16:

Millions of euros	1/1/2019
Present value of future payments for operating leases at December 31, 2018	7,229
Present value of future payments for operating leases of companies held for sale at December 31, 2018 (1)	(98)
Finance lease liabilities under IAS 17	201
Low cost and/or short-term lease contracts	(337)
Cancelable contracts without penalty cost	541
Differences in lease term and discount rates	247
Other items	(78)
Opening balance of lease liabilities at January 1, 2019 (Note 20)	7,705
(1) Antares, Telefónica Móviles Guatemala and Telefónica Móviles El Salvador (see Note 30).
Following is a summary of estimated impacts of IFRS 16 on the Group’s consolidated income statement in 2019, presented on a voluntary basis:

Millions of euros	2019
INCOME STATEMENT	IFRS 16	IAS 17	IFRS 16 Impact
Revenues	48,422	48,422	—
Other income	2,842	3,032	(190)
Supplies	(13,635)	(14,490)	855
Personnel expenses	(8,066)	(8,070)	4
Other expenses	(14,444)	(15,284)	840
Depreciation and amortization	(10,582)	(8,950)	(1,632)
OPERATING INCOME	4,537	4,660	(123)
Share of income (loss) of investments accounted for by the equity method	13	13	—
Finance income	842	842	—
Exchange gains	2,461	2,449	12
Finance costs	(2,795)	(2,599)	(196)
Exchange losses	(2,340)	(2,310)	(30)
Net financial expense	(1,832)	(1,618)	(214)
PROFIT BEFORE TAX	2,718	3,055	(337)
Corporate income tax	(1,054)	(1,104)	50
PROFIT FOR THE YEAR	1,664	1,951	(287)
Attributable to equity holders of the Parent	1,142	1,383	(241)
Attributable to non-controlling interests	522	568	(46)
Basic and diluted earnings per share attributable to equity holders of the parent (euros)	0.17	0.21	(0.05)
The impacts of adopting IFRS 15 on the Group’s financial statements for the year ended December 31, 2018 are set out below:

Millions of euros	12/31/2018
ASSETS	IFRS 15	IAS 18	IFRS 15 impact
A) NON-CURRENT ASSETS	90,707	90,448	259
Intangible assets	16,856	16,856	—
Goodwill	25,748	25,748	—
Property, plant and equipment	33,295	33,295	—
Investments accounted for by the equity method	68	68	—
Financial assets and other non-current assets	7,109	6,823	286
Deferred tax assets	7,631	7,658	(27)
B) CURRENT ASSETS	23,340	22,540	800
Inventories	1,692	1,692	—
Receivables and other current assets	10,579	9,789	790
Tax receivables	1,676	1,666	10
Other current financial assets	2,209	2,209	—
Cash and cash equivalents	5,692	5,692	—
Non-current assets classified as held for sale	1,492	1,492	—
TOTAL ASSETS (A+B)	114,047	112,988	1,059

Millions of euros	12/31/2018
EQUITY AND LIABILITIES	IFRS 15	IAS 18	IFRS 15 Impact
A) EQUITY	26,980	26,193	787
Equity attributable to equity holders of the parent and other holders of equity instruments	17,947	17,262	685
Equity attributable to non-controlling interests	9,033	8,931	102
B) NON-CURRENT LIABILITIES	57,418	57,267	151
Non-current financial liabilities	45,334	45,334	—
Payables and other non-current liabilities	1,890	1,903	(13)
Deferred tax liabilities	2,674	2,510	164
Non-current provisions	7,520	7,520	—
C) CURRENT LIABILITIES	29,649	29,528	121
Current financial liabilities	9,368	9,368	—
Payables and other-current liabilities	15,485	15,460	25
Current tax payables	2,047	1,951	96
Current provisions	1,912	1,912	—
Liabilities associated with non-current assets classified as held for sale	837	837	—
TOTAL EQUITY AND LIABILITIES (A+B+C)	114,047	112,988	1,059

Millions of euros	2018
INCOME STATEMENT	IFRS 15	IAS 18	IFRS 15 Impact
Revenues	48,693	48,728	(35)
Depreciation and amortization	(9,049)	(9,049)	—
OPERATING INCOME	6,522	6,446	76
Share of income (loss) of investments accounted for by the equity method	4	4	—
Net financial expense	(955)	(944)	(11)
PROFIT BEFORE TAX	5,571	5,506	65
Corporate income tax	(1,621)	(1,609)	(12)
PROFIT FOR THE YEAR	3,950	3,897	53
Attributable to equity holders of the Parent	3,331	3,291	40
Attributable to non-controlling interests	619	606	13
Basic and diluted earnings per share attributable to equity holders of the parent (euros)	0.57	0.56	0.01
n) New IFRS and interpretations of the International Financial Reporting Interpretations Committee (IFRIC)
The accounting policies applied in the preparation of the consolidated financial statements for the year ended December 31, 2019 are consistent with those used in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2018, with the exception of the following new standards and amendments to existing standards issued by the IASB and adopted by the European Union for application in Europe, which are mandatory for annual periods beginning on or after January 1, 2019:

•	IFRS 16 Leases
Following is a detail of the Group's new accounting policies pursuant to the adoption of IFRS 16, which have been applied since the date of its initial application. Information on the impact of the first-time application of this new standard is included in Note 2.
IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure requirements for leases, requiring a lessee to account for all leases on the statement of financial position under a single model, similar to the recognition of finance leases in IAS 17.
At the inception date of the lease (i.e. the date when the underlying asset is available for use), a lessee recognizes a liability for the present value of the lease payments payable over the lease term and a right of use asset that represents the right to use the underlying asset over the term of the lease. Rights of use assets are measured at cost, less accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities. The cost of rights of use assets includes the amount of initial direct costs incurred and lease payments made before the commencement date less incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life of the underlying asset and the lease term.
The Group does not recognize non-lease components separately from lease components for those classes of assets in which non-lease components are not significant with respect to the total value of the arrangement.
Lease payments include fixed payments (including in-substance fixed payments) less any lease incentive receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid as residual value guarantees. Similarly, the measurement of the lease liability includes the exercise price of a purchase option, if the lessee is reasonably certain to exercise that option, and payments of penalties for early termination, if the lease term reflects the lessee exercising such cancellation option. For the calculation of the present value of the lease payments, the Group uses the incremental borrowing rate at the start date of the lease. After the commencement date, the amount of the lease liabilities is increased to reflect the accrual of interest and reduced for the payments made. In addition to this, the carrying amount of the lease liability is remeasured in certain cases, such as changes in the lease term, changes in future lease payments resulting from a change in an index or rate used to determine those payments. The amount of such remeasurement is generally recognized against an adjustment to the right-of-use asset.
The standard includes two recognition exemptions: "low value" asset leases (the Group uses this exemption for office equipment) and short-term leases (the Group uses this exemption for all leases with a term of 12 months or less). In such cases, lease payments are recognized as an expense on a straight-line basis over the lease term.
The Group determines the lease term as the non-cancellable term of the contract, together with any period covered by an extension (or termination) option whose exercise is discretionary for the Group, if there is reasonable certainty that it will be exercised (or it will not be exercised). In its assessment, the Group considers all available information by asset class in the industry and evaluates all relevant factors (technology, regulation, competition, business model) that create an economic incentive to exercise or not a renewal/cancellation option. In particular, the Group takes into consideration the time horizon of the strategic planning of its operations. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control that may affect its ability to exercise (or not to exercise) an option to extend or terminate (for example, a change in business strategy).
Lessor accounting is substantially unchanged under the new standard. Lessors continue to classify all leases using the classification principles in the prior standard, IAS 17, and distinguishing between operating and finance leases. Leases in which the lessor retains a significant portion of the risks and rewards of ownership of the leased asset are treated as operating leases. Otherwise, the lease is a finance lease.

•	IFRIC 23 Uncertainty over Income Tax Treatment
The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 (see Note 3.n). The Interpretation clarifies that the approach that better predicts the resolution of the uncertainty should be followed, and specifically addresses the assumptions an entity makes about the examination of tax treatments by taxation authorities and how an entity determines taxable profit (loss), tax bases, unused tax losses and tax credits, and tax rates, where there is uncertainty over an income tax treatment. The Group's current practice is in line with this Interpretation, so the application of these requirements did not have a significant impact on the Group's results in the period. These items are now presented in the statement of financial position under the headings Deferred tax liabilities or Current tax payables, depending on whether they are deferred tax liabilities or current tax liabilities, as appropriate. This involved a reclassification from the heading Provisions amounting to 856 million euros (see Notes 24 and 25).

•	Prepayment Features with Negative Compensation (Amendments to IFRS 9)
Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract. This amendment did not have a significant impact on the Group's financial position or results in the period.

•	Plan Amendment, Curtailment or Settlement (Amendments to IAS 19)
The amendments to IAS 19 specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:
- Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event.
- Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset).
The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognized in other comprehensive income.
These amendments did not have an impact on the Group's financial position or results in the period.

•	Long-term interests in associates and joint ventures (Amendments to IAS 28)
The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests. The amendments also clarify that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures. These amendments did not have a significant impact on the Group's financial position or results in the period.

•	Annual Improvements to IFRS Standards 2015-2017 Cycle
This text includes a number of improvements to existing IFRS, mainly to eliminate inconsistencies and clarify the wording of some of these standards.

- IFRS 3 Business Combinations
The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.
- IFRS 11 Joint Arrangements
A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.
- IAS 12 Income Taxes
The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognises the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.
- IAS 23 Borrowing Costs
The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.
These improvements did not have a significant impact on the Group's financial position or results in the period.
New standards and amendments to standards issued but not effected as of December 31, 2019.
At the date of preparation of the consolidated financial statements, the following IFRS and amendments to existing standards had been published, but their application is not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
Amendments to IFRS 3	Definition of a Business	January 1, 2020
Amendments to IAS 1 and IAS 8	Definition of Material	January 1, 2020
Amendments to References to the Conceptual Framework in IFRSs Standards		January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform	January 1, 2020
IFRS 17	Insurance Contracts	January 1, 2021
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current	January 1, 2022
Based on the assessment made to date, the Group estimates that the adoption of these new pronouncements will not have a significant impact on the consolidated financial statements in the initial period of application.
The initial application of IFRS 9 Financial instruments and IFRS 15 Revenue from contracts with customers (see Note 2), effective as of January 1, 2018, had a net impact on total equity amounting to -165 million euros and 743 million euros, respectively in 2018, with the following detail:

Millions of euros	IFRS 9	IFRS 15	Total
Gross impact on equity	(221)	1,006	785
Tax effect	56	(263)	(207)
Impact on equity	(165)	743	578
Attributable to equity holders	(142)	654	512
Attributable to non-controlling interest	(23)	89	66

Schedule of Treasury Share Instruments
Telefónica, S.A. held the following treasury shares at December 31, 2019, 2018 and 2017:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value(*)%
Treasury shares at 12/31/19	77,562,635	9.88	6.23	483	1.49385%
Treasury shares at 12/31/18	65,496,120	10.48	7.34	481	1.26145%
Treasury shares at 12/31/17	65,687,859	10.48	8.13	534	1.26514%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2019, 2018 and 2017:

Number of shares
Treasury shares at 12/31/16	141,229,134
Acquisitions	—
Employee share option plan	(3,518,795)
Capital reduction	(72,022,480)
Treasury shares at 12/31/17	65,687,859
Acquisitions	—
Employee share option plan	(191,739)
Treasury shares at 12/31/18	65,496,120
Acquisitions	14,033,446
Employee share option plan	(1,966,931)
Treasury shares at 12/31/19	77,562,635

Schedule of Equity Attributable to Non-Controlling Interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2019, 2018 and 2017 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/18	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/19
Telefônica Brasil, S.A.	4,604	(3)	—	(374)	307	(85)	(7)	4,442
Telefónica Deutschland Holding, A.G.	2,873	—	—	(247)	(75)	—	(7)	2,544
Colombia Telecomunicaciones, S.A., ESP	523	(1)	—	—	11	4	(11)	526
Telefónica Centroamericana Inversiones, S.L.	316	—	(414)	—	196	7	1	106
Telxius Telecom, S.A.	677	—	—	(87)	86	7	(2)	681
Other	40	—	—	(2)	(3)	—	(2)	33
Total	9,033	(4)	(414)	(710)	522	(67)	(28)	8,332

Millions of euros	Balance at 12/31/17	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/18
Telefônica Brasil, S.A.	5,018	—	—	(406)	556	(550)	(14)	4,604
Telefónica Deutschland Holding, A.G.	3,114	—	—	(238)	(88)	—	85	2,873
Colombia Telecomunicaciones, S.A., ESP	523	—	—	—	41	(19)	(22)	523
Telefónica Centroamericana Inversiones, S.L.	307	—	—	(28)	30	7	—	316
Telxius Telecom, S.A.	694	139	—	(231)	80	5	(10)	677
Other	42	—	1	(3)	—	(1)	1	40
Total	9,698	139	1	(906)	619	(558)	40	9,033

Millions of euros	Balance at 12/31/16	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/17
Telefônica Brasil, S.A.	5,756	25	—	(320)	336	(772)	(7)	5,018
Telefónica Deutschland Holding, A.G.	4,150	—	(671)	(229)	(140)	—	4	3,114
Colombia Telecomunicaciones, S.A., ESP	(88)	605	—	—	26	(4)	(16)	523
Telefónica Centroamericana Inversiones, S.L.	354	—	—	(22)	18	(43)	—	307
Telxius Telecom, S.A.	—	690	—	—	7	(3)	—	694
Other	56	—	—	(12)	(1)	(2)	1	42
Total	10,228	1,320	(671)	(583)	246	(824)	(18)	9,698

Schedule of Condensed Financial Statements of Non-controlling Interests
Note 4 contains the revenues, OIBDA, Operating income, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones is as follows:

Millions of euros
Colombia Telecomunicaciones	2019	2018	2017
Revenues	1,410	1,468	1,462
OIBDA	558	556	482
Depreciation and amortization	(386)	(385)	(357)
Operating income	172	171	125
Capital Expenditure	309	192	796
Fixed Assets	1,904	1,950	2,221
Total allocated assets	3,296	3,073	3,246
Total allocated liabilities	1,825	1,615	1,790

Schedule of Subsidiary Cash Flows
The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2019	2018	2017
Net cash flow provided by operating activities	4,231	3,599	3,710
Net cash flow used in investing activities	(1,900)	(2,012)	(2,285)
Net cash flow used in financing activities	(2,230)	(1,660)	(1,653)
	101	(73)	(228)

Millions of euros
Telefónica Germany	2019	2018	2017
Net cash flow provided by operating activities	2,249	1,898	1,942
Net cash flow used in investing activities	(1,194)	(1,137)	(1,223)
Net cash flow used in financing activities	(997)	(569)	(706)
	58	192	13

Millions of euros
Colombia Telecomunicaciones	2019	2018	2017
Net cash flow provided by operating activities	237	344	324
Net cash flow provided by (used in) investing activities	15	(167)	(684)
Net cash flow provided by (used in) financing activities	(169)	(229)	407
	83	(52)	47